                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07243

                       Morgan Stanley Balanced Income Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                  10020
   (Address of principal executive offices)                    (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2006

Date of reporting period: April 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY BALANCED INCOME FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2005 (UNAUDITED)


NUMBER OF
  SHARES                                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------------------------

                    COMMON STOCKS (32.9%)
                    Aerospace & Defense (0.7%)
  12,400            Northrop Grumman Corp.                                                                                680,016
  17,860            Raytheon Co.                                                                                          671,715
                                                                                                                     -------------
                                                                                                                        1,351,731
                                                                                                                     -------------
                    Beverages: Non-Alcoholic (0.5%)
  23,110            Coca-Cola Co. (The)                                                                                 1,003,898
                                                                                                                     -------------

                    Biotechnology (0.3%)
  17,000            Chiron Corp.*                                                                                         580,550
                                                                                                                     -------------

                    Broadcasting (0.7%)
  38,600            Clear Channel Communications, Inc.                                                                  1,232,884
                                                                                                                     -------------

                    Chemicals: Major Diversified (1.4%)
  56,800            Bayer AG (ADR) (Germany)                                                                            1,831,800
  18,700            Dow Chemical Co. (The)                                                                                858,891
                                                                                                                     -------------
                                                                                                                        2,690,691
                                                                                                                     -------------
                    Computer Processing Hardware (0.4%)
  33,900            Hewlett-Packard Co.                                                                                   693,933
                                                                                                                     -------------

                    Department Stores (0.5%)
  17,800            Kohl's Corp.*                                                                                         847,280
                                                                                                                     -------------

                    Discount Stores (0.9%)
  10,250            Target Corp.                                                                                          475,600
  27,450            Wal-Mart Stores, Inc.                                                                               1,293,993
                                                                                                                     -------------
                                                                                                                        1,769,593
                                                                                                                     -------------
                    Electric Utilities (1.3%)
  15,400            American Electric Power Co., Inc.                                                                     542,388
  4,580             Consolidated Edison, Inc.                                                                             198,222
  8,500             Entergy Corp.                                                                                         623,050
  10,320            Exelon Corp.                                                                                          510,840
  12,300            FirstEnergy Corp.                                                                                     535,296
                                                                                                                     -------------
                                                                                                                        2,409,796
                                                                                                                     -------------
                    Finance/Rental/Leasing (0.6%)
  18,700            Freddie Mac                                                                                         1,150,424
                                                                                                                     -------------

                    Financial Conglomerates (2.5%)
  33,690            Citigroup, Inc.                                                                                     1,582,082
  52,976            JPMorgan Chase & Co.                                                                                1,880,118
  12,740            Prudential Financial, Inc.                                                                            728,091
  9,200             State Street Corp.                                                                                    425,316
                                                                                                                     -------------
                                                                                                                        4,615,607
                                                                                                                     -------------
                    Financial Publishing/Services (0.3%)
  15,630            Equifax, Inc.                                                                                         525,950
                                                                                                                     -------------

                    Food: Major Diversified (0.7%)
  14,900            Kraft Foods Inc. (Class A)                                                                            482,909
  14,300            Unilever N.V. (NY Registered Shares) (Netherlands)                                                    921,349
                                                                                                                     -------------
                                                                                                                        1,404,258
                                                                                                                     -------------
                    Food: Specialty/Candy (0.3%)
  16,130            Cadbury Schweppes PLC (ADR) (United Kingdom)                                                          655,685
                                                                                                                     -------------

                    Hotels/Resorts/Cruiselines (0.2%)
  4,900             Marriott International, Inc. (Class A)                                                                307,475
                                                                                                                     -------------

                    Household/Personal Care (0.4%)
  11,300            Kimberly-Clark Corp.                                                                                  705,685
                                                                                                                     -------------

                    Industrial Conglomerates (1.0%)
  39,180            General Electric Co.                                                                                1,418,316
  7,130             Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                                           548,083
                                                                                                                     -------------
                                                                                                                        1,966,399
                                                                                                                     -------------
                    Industrial Machinery (0.2%)
  6,560             Parker Hannifin Corp.                                                                                 393,206
                                                                                                                     -------------

                    Information Technology Services (0.2%)
  5,300             International Business Machines Corp.                                                                 404,814
                                                                                                                     -------------

                    Integrated Oil (2.7%)
  23,390            BP PLC (ADR) (United Kingdom)                                                                       1,424,451
  9,900             ConocoPhillips                                                                                      1,038,015
  20,390            Exxon Mobil Corp.                                                                                   1,162,842
  24,700            Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)                                      1,438,775
                                                                                                                     -------------
                                                                                                                        5,064,083
                                                                                                                     -------------
                    Investment Banks/Brokers (1.7%)
  2,400             Goldman Sachs Group Inc. (The)                                                                        256,296
  11,570            Lehman Brothers Holdings Inc.                                                                       1,061,200
  24,070            Merrill Lynch & Co., Inc.                                                                           1,298,095
  60,800            Schwab (Charles) Corp. (The)                                                                          629,280

                                                                                                                     -------------
                                                                                                                        3,244,871
                                                                                                                     -------------
                    Life/Health Insurance (0.1%)
  18,200            Aegon N.V. (NY Registered shares) (Netherlands)                                                       228,592
                                                                                                                     -------------

                    Major Banks (0.8%)
  21,840            Bank of America Corp.                                                                                 983,674
  9,120             PNC Financial Services Group                                                                          485,458
                                                                                                                     -------------
                                                                                                                        1,469,132
                                                                                                                     -------------
                    Major Telecommunications (1.1%)
  21,150            France Telecom S.A. (ADR) (France)                                                                    618,849
  23,210            Sprint Corp. (Fon Group)                                                                              516,654
  26,120            Verizon Communications Inc.                                                                           935,096
                                                                                                                     -------------
                                                                                                                        2,070,599
                                                                                                                     -------------
                    Managed Health Care (0.6%)
  11,720            CIGNA Corp.                                                                                         1,078,006
                                                                                                                     -------------

                    Media Conglomerates (1.7%)
  41,570            Disney (Walt) Co. (The)                                                                             1,097,448
  93,040            Time Warner, Inc.*                                                                                  1,564,002
  15,100            Viacom Inc. (Class B) (Non-Voting)                                                                    522,762
                                                                                                                     -------------
                                                                                                                        3,184,212
                                                                                                                     -------------
                    Medical Specialties (0.6%)
  8,000             Applera Corp. - Applied Biosystems Group                                                              169,600
  12,050            Bausch & Lomb, Inc.                                                                                   903,750
                                                                                                                     -------------
                                                                                                                        1,073,350
                                                                                                                     -------------
                    Motor Vehicles (0.7%)
  56,770            Honda Motor Co., Ltd. (ADR) (Japan)                                                                 1,368,157
                                                                                                                     -------------

                    Multi-Line Insurance (0.4%)
  11,000            Hartford Financial Services Group, Inc. (The)                                                         796,070
                                                                                                                     -------------

                    Oil Refining/Marketing (0.4%)
  11,780            Valero Energy Corp.                                                                                   807,283
                                                                                                                     -------------

                    Oilfield Services/Equipment (0.6%)
  17,500            Schlumberger Ltd. (Netherlands Antilles)                                                            1,197,175
                                                                                                                     -------------

                    Packaged Software (0.3%)
  29,100            Symantec Corp.*                                                                                       546,498
                                                                                                                     -------------

                    Pharmaceuticals: Major (4.3%)
  74,720            Bristol-Myers Squibb Co.                                                                            1,942,720
  12,000            GlaxoSmithKline PLC (ADR) (United Kingdom)                                                            606,600
  16,400            Lilly (Eli) & Co.                                                                                     958,908
  22,440            Roche Holdings Ltd. (ADR) (Switzerland)                                                             1,355,376
  17,700            Sanofi-Aventis (ADR) (France)                                                                         785,349
  71,540            Schering-Plough Corp.                                                                               1,493,040
  21,890            Wyeth                                                                                                 983,737
                                                                                                                     -------------
                                                                                                                        8,125,730
                                                                                                                     -------------
                    Precious Metals (0.4%)
  21,930            Newmont Mining Corp.                                                                                  832,682
                                                                                                                     -------------

                    Property - Casualty Insurers (1.2%)
  15,770            Chubb Corp. (The)                                                                                   1,289,671
  25,354            St. Paul Travelers Companies, Inc. (The)                                                              907,673
                                                                                                                     -------------
                                                                                                                        2,197,344
                                                                                                                     -------------
                    Railroads (0.3%)
  18,720            Norfolk Southern Corp.                                                                                587,808
                                                                                                                     -------------

                    Restaurants (0.2%)
  10,570            McDonald's Corp.                                                                                      309,807
                                                                                                                     -------------

                    Semiconductors (0.6%)
  29,730            Intel Corp.                                                                                           699,250
  47,900            Micron Technology, Inc.*                                                                              465,109
                                                                                                                     -------------
                                                                                                                        1,164,359
                                                                                                                     -------------
                    Telecommunication Equipment (0.4%)
  44,990            Motorola, Inc.                                                                                        690,146
                                                                                                                     -------------

                    Tobacco (0.4%)
  11,980            Altria Group, Inc.                                                                                    778,580
                                                                                                                     -------------

                    Wireless Telecommunications (0.3%)
  16,900            Nextel Communications, Inc. (Class A)*                                                                473,031
                                                                                                                     -------------

                    TOTAL COMMON STOCKS
                      (Cost $50,040,424)                                                                               61,997,374
                                                                                                                     -------------

PRINCIPAL
AMOUNT IN                                                                          COUPON             MATURITY
THOUSANDS                                                                           RATE                DATE             VALUE
----------                                                                       ---------          -------------    -------------
           CORPORATE BONDS (18.5%)
           Advertising/Marketing Services (0.1%)
 $230      WPP Finance Corp. (United Kingdom)                                      5.875%          06/15/14         $239,531
                                                                                                                     -------------

           Aerospace & Defense (0.5%)
  235      Northrop Grumman Corp.                                                  4.079                11/16/06          234,999
  235      Raytheon Co.                                                            8.30                 03/01/10          271,684
  530      Systems 2001 Asset Trust LLC - 144A** (Cayman Islands)                  6.664                09/15/13          578,858
                                                                                                                     -------------
                                                                                                                        1,085,541
                                                                                                                     -------------
           Air Freight/Couriers (0.1%)
  225      Fedex Corp.                                                              2.65                04/01/07          218,771
                                                                                                                     -------------

           Airlines (0.3%)
  334      America West Airlines, Inc. (Series 01-1)                                7.10                04/02/21          363,412
  195      Southwest Airlines Co. (Series 01-1)                                     5.496               11/01/06          199,262
                                                                                                                     -------------
                                                                                                                          562,674
                                                                                                                     -------------
           Beverages: Alcoholic (0.2%)
  320      Miller Brewing Co. - 144A**                                              4.25                08/15/08          317,066
                                                                                                                     -------------

                                                                                                                     -------------

           Cable/Satellite TV (0.5%)
   35      Comcast Cable Communications Inc.                                        6.75                01/30/11           38,462
  375      Comcast Corp.                                                            6.50                01/15/15          413,589
   40      Comcast Corp.                                                            7.625               02/15/08           43,213
  270      Cox Communications, Inc. - 144A**                                        4.625               01/15/10          266,278
  105      TCI Communications, Inc.                                                 7.875               02/15/26          131,471
                                                                                                                     -------------
                                                                                                                          893,013
                                                                                                                     -------------
           Chemicals: Major Diversified (0.1%)
  170      ICI Wilmington Inc.                                                      4.375               12/01/08          168,222
                                                                                                                     -------------

           Containers/Packaging (0.2%)
  320      Sealed Air Corp. - 144A**                                                5.625               07/15/13          326,282
                                                                                                                     -------------

           Department Stores (0.1%)
   50      Federated Department Stores, Inc.                                        6.625               09/01/08           53,126
   80      May Department Stores Co., Inc.                                          5.95                11/01/08           82,983
                                                                                                                     -------------
                                                                                                                          136,109
                                                                                                                     -------------
           Drugstore Chains (0.2%)
  290      CVS Corp.                                                                5.625               03/15/06          294,329
   63      CVS Corp. - 144A**                                                       6.204               10/10/25           67,847
                                                                                                                     -------------
                                                                                                                          362,176
                                                                                                                     -------------
           Electric Utilities (2.1%)
  305      Arizona Public Service Co.                                               5.80                06/30/14          323,233
   75      Arizona Public Service Co.                                               6.75                11/15/06           77,985
  325      Carolina Power & Light Co.                                               5.125               09/15/13          330,217
   55      CC Funding Trust I                                                       6.90                02/16/07           57,448
  145      Cincinnati Gas & Electric Co.                                            5.70                09/15/12          152,748
  155      Consolidated Natural Gas Co.                                             5.00                12/01/14          154,667
  100      Consolidated Natural Gas Co. (Series A)                                  5.00                03/01/14          100,007
  230      Consolidated Natural Gas Co. (Series C)                                  6.25                11/01/11          249,372
  180      Consumers Energy Co.                                                     4.80                02/17/09          181,469
  225      Detroit Edison Co. (The) - 144A**                                        4.80                02/15/15          222,770
   85      Detroit Edison Co. (The)                                                 6.125               10/01/10           91,262
  195      Entergy Gulf States, Inc.                                                3.31     +   +      12/01/09          195,615
  130      Entergy Gulf States, Inc.                                                3.60                06/01/08          127,223
  165      Exelon Corp.                                                             6.75                05/01/11          181,330
  385      FPL Group Capital Inc.                                                   3.25                04/11/06          383,263
   75      Ohio Edison Co.                                                          5.45                05/01/15           76,458
  280      Pacific Gas & Electric Co.                                               6.05                03/01/34          300,246
   70      Panhandle Eastern Pipe Line Co. (Series B)                               2.75                03/15/07           68,046
  220      Public Service Electric & Gas Co. (Series MTNB)                          5.00                01/01/13          223,794
  115      South Carolina Electric & Gas  Co.                                       5.30                05/15/33          116,787
   50      Southern California Edison Co.                                           5.00                01/15/14           50,708
  155      Texas Eastern Transmission, LP                                           7.00                07/15/32          184,001
  120      Wisconsin Electric Power Co.                                             3.50                12/01/07          118,045
                                                                                                                     -------------
                                                                                                                        3,966,694
                                                                                                                     -------------
           Electrical Products (0.1%)
  240      Cooper Industries Inc.                                                   5.25                07/01/07          245,075
                                                                                                                     -------------

           Finance/Rental/Leasing (1.7%)
  500      Associates Corp. of North America                                        6.25                11/01/08          532,993
  240      CIT Group Inc.                                                           2.875               09/29/06          236,244
  105      CIT Group Inc.                                                           7.375               04/02/07          111,076
  425      Countrywide Home Loans, Inc. (Series MTN)                                3.25                05/21/08          410,700
  225      Ford Motor Credit Co.                                                    7.375               10/28/09          216,650
  375      MBNA Corp.                                                               3.64     +   +      05/05/08          375,097
  490      MBNA Corp.                                                               6.125               03/01/13          519,621
  245      Nationwide Building Society - 144A** (United Kingdom)                    4.25                02/01/10          242,758
  225      SLM Corp.                                                                4.00                01/15/10          220,873
  350      SLM Corp. (Series MTNA)                                                  5.00                10/01/13          352,565
                                                                                                                     -------------
                                                                                                                        3,218,577
                                                                                                                     -------------
           Financial Conglomerates (1.7%)
  230      Bank One Corp. (Series MTNA)                                             6.00                02/17/09          242,305

  370      Chase Manhattan Corp.                                                    6.00                02/15/09          390,370
   80      Chase Manhattan Corp.                                                    7.00                11/15/09           87,753
  160      Citicorp                                                                 6.75                08/15/05          161,529
  185      Citigroup Inc.                                                           5.625               08/27/12          195,226
  255      Citigroup Inc.                                                           5.75                05/10/06          260,062
  125      Citigroup Inc.                                                           6.00                02/21/12          134,993
  165      General Electric Capital Corp.                                           4.25                12/01/10          163,579
  495      General Electric Capital Corp. (Series MTNA)                             6.75                03/15/32          592,726
  135      General Motors Acceptance Corp.                                          4.50                07/15/06          132,074
  965      General Motors Acceptance Corp.                                          6.875               09/15/11          846,499
                                                                                                                     -------------
                                                                                                                        3,207,116
                                                                                                                     -------------
           Food Retail (0.2%)
  185      Albertson's Inc.                                                         7.45                08/01/29          203,503
  175      Safeway Inc.                                                             7.25                02/01/31          193,744
                                                                                                                     -------------
                                                                                                                          397,247
                                                                                                                     -------------
           Food: Major Diversified (0.2%)
   80      General Mills Inc.                                                       3.875               11/30/07           79,310
  115      Kraft Foods Inc.                                                         5.25                06/01/07          117,260
  130      Kraft Foods Inc.                                                         5.625               11/01/11          136,546
                                                                                                                     -------------
                                                                                                                          333,116
                                                                                                                     -------------
           Forest Products (0.1%)
  160      Weyerhaeuser Co.                                                         6.00                08/01/06          164,216
   48      Weyerhaeuser Co.                                                         6.125               03/15/07           49,646
                                                                                                                     -------------
                                                                                                                          213,862
                                                                                                                     -------------
           Gas Distributors (0.4%)
  195      Nisource Finance Corp.                                                   3.43     +   +      11/23/09          196,362
  295      Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)                  8.294               03/15/14          345,210
  120      Sempra Energy                                                            4.621               05/17/07          120,576
                                                                                                                     -------------
                                                                                                                          662,148
                                                                                                                     -------------
           Home Furnishings (0.1%)
  135      Mohawk Industries, Inc. (Series D)                                       7.20                04/15/12          153,154
                                                                                                                     -------------

           Hotels/Resorts/Cruiselines (0.5%)
  305      Hyatt Equities LLC - 144A**                                              6.875               06/15/07          315,758
  505      Marriott International, Inc. (Series E)                                  7.00                01/15/08          538,320
                                                                                                                     -------------
                                                                                                                          854,078
                                                                                                                     -------------
           Household/Personal Care (0.2%)
  350      Clorox Co. (The) - 144A**                                                3.125    +   +      12/14/07          350,672
                                                                                                                     -------------

           Industrial Conglomerates (0.3%)
  155      Hutchison Whampoa International Ltd. - 144A** (Cayman Islands)           5.45                11/24/10          158,976
  230      Hutchison Whampoa International Ltd. - 144A** (Cayman Islands)           6.50                02/13/13          247,029
  200      Textron Financial Corp.                                                  4.125               03/03/08          199,855
                                                                                                                     -------------
                                                                                                                          605,860
                                                                                                                     -------------
           Insurance Brokers/Services (0.6%)
  670      Farmers Exchange Capital - 144A**                                        7.05                07/15/28          709,929
  480      Marsh & McLennan Companies, Inc.                                         5.375               07/15/14          468,742
                                                                                                                     -------------
                                                                                                                        1,178,671
                                                                                                                     -------------
           Investment Banks/Brokers (0.4%)
  195      Goldman Sachs Group Inc. (The)                                           5.25                10/15/13          198,076
  345      Goldman Sachs Group Inc. (The)                                           6.60                01/15/12          379,780
  235      Goldman Sachs Group Inc. (The)                                           6.875               01/15/11          260,029
                                                                                                                     -------------
                                                                                                                          837,885
                                                                                                                     -------------
           Life/Health Insurance (0.1%)
  135      John Hancock Financial Services, Inc.                                    5.625               12/01/08          140,983
                                                                                                                     -------------

           Major Banks (0.6%)
  250      Bank of New York Co., Inc. (The) (Series BKNT)                           3.80                02/01/08          247,459
  120      Bank of New York Co., Inc. (The)                                         5.20                07/01/07          122,471
  290      FleetBoston Financial Corp.                                              7.25                09/15/05          294,085
  225      HSBC Finance Corp.                                                       6.75                05/15/11          249,287
  250      Huntington National Bank (Series BKNT)                                   4.375               01/15/10          248,493
                                                                                                                     -------------
                                                                                                                        1,161,795
                                                                                                                     -------------
           Major Telecommunications (1.0%)
  380      Deutsche Telekom International Finance Corp. (Netherlands)               8.75                06/15/30          510,728
  315      France Telecom S.A. (France)                                             8.75                03/01/31          427,755
   95      Sprint Capital Corp.                                                     8.75                03/15/32          128,138
  225      Telecom Italia Capital SpA - 144A** (Luxembourg)                         4.00                01/15/10          217,580
  210      Telecom Italia Capital SpA (Luxembourg)                                  4.00                11/15/08          205,727
  300      Verizon New England Inc.                                                 6.50                09/15/11          324,621
                                                                                                                     -------------
                                                                                                                        1,814,549
                                                                                                                     -------------
           Managed Health Care (0.5%)
  560      Aetna, Inc.                                                              7.875               03/01/11          646,430
   30      Anthem, Inc.                                                             6.80                08/01/12           33,725
  345      WellPoint Health Networks Inc.                                           6.375               06/15/06          353,702
                                                                                                                     -------------
                                                                                                                        1,033,857
                                                                                                                     -------------
           Media Conglomerates (0.4%)
   40      AOL Time Warner Inc.                                                     7.625               04/15/31           48,897
   90      AOL Time Warner Inc.                                                     7.70                05/01/32          111,258
  245      News America, Inc.                                                       7.28                06/30/28          281,469
   90      News America Holdings, Inc.                                              7.75                02/01/24          106,921
  125      Time Warner, Inc.                                                        6.625               05/15/29          136,321
                                                                                                                     -------------
                                                                                                                          684,866
                                                                                                                     -------------
           Motor Vehicles (0.3%)
  120      DaimlerChrysler North American Holdings Co.                              7.30                01/15/12          128,705
  190      DaimlerChrysler North American Holdings Co.                              8.50                01/18/31          217,595

   215     Ford Motor Co.                                                           7.45                07/16/31          177,123
   150     General Motors Corp.                                                     8.375               07/15/33          114,429
                                                                                                                     -------------
                                                                                                                          637,852
                                                                                                                     -------------
           Multi-Line Insurance (0.8%)
   780     AIG Sun America Global Finance VI - 144A**                               6.30                05/10/11          845,145
   130     American General Finance Corp. (Series MTNH)                             4.625               09/01/10          130,026
   265     American General Finance Corp. (Series MTNF)                             5.875               07/14/06          270,994
    85     AXA Financial Inc.                                                       6.50                04/01/08           90,125
   120     Hartford Financial Services Group, Inc. (The)                            2.375               06/01/06          117,642
   135     International Lease Finance Corp.                                        3.75                08/01/07          133,613
                                                                                                                     -------------
                                                                                                                        1,587,545
                                                                                                                     -------------
           Oil & Gas Production (0.8%)
   125     Pemex Project Funding Master Trust                                       7.375               12/15/14          136,125
   390     Pemex Project Funding Master Trust                                       8.00                11/15/11          435,045
   610     Pemex Project Funding Master Trust                                       8.625               02/01/22          707,600
   220     Pemex Project Funding Master Trust                                       9.125               10/13/10          255,750
                                                                                                                     -------------
                                                                                                                        1,534,520
                                                                                                                     -------------
           Property - Casualty Insurers (0.2%)
   460     Mantis Reef Ltd. - 144A** (Australia)                                    4.692               11/14/08          459,269
                                                                                                                     -------------

           Pulp & Paper (0.1%)
   195     Sappi Papier Holding AG - 144A** (Austria)                               6.75                06/15/12          212,188
                                                                                                                     -------------

           Railroads (0.5%)
   185     Burlington North Santa Fe Railway Co.                                    4.575               01/15/21          183,112
   140     CSX Corp.                                                                2.75                02/15/06          138,690
    85     CSX Corp.                                                                9.00                08/15/06           89,999
   130     Norfolk Southern Corp.                                                   7.35                05/15/07          137,920
   105     Union Pacific Corp.                                                      3.625               06/01/10          100,126
   100     Union Pacific Corp. - 144A**                                             5.214               09/30/14          101,398
   110     Union Pacific Corp. (Series MTNE)                                        6.79                11/09/07          116,937
                                                                                                                     -------------
                                                                                                                          868,182
                                                                                                                     -------------
           Real Estate Development (0.5%)
   423     World Financial Properties - 144A**                                      6.91                09/01/13          457,321
   417     World Financial Properties - 144A**                                      6.95                09/01/13          450,238
                                                                                                                     -------------
                                                                                                                          907,559
                                                                                                                     -------------
           Real Estate Investment Trusts (0.2%)
    30     EOP Operating L.P.                                                       4.75                03/15/14           28,856
   245     EOP Operating L.P.                                                       6.763               06/15/07          256,667
                                                                                                                     -------------
                                                                                                                          285,523
                                                                                                                     -------------
           Regional Banks (0.3%)
   510     Marshall & Isley Bank (Series BKNT)                                      3.80                02/08/08          505,088
                                                                                                                     -------------

           Savings Banks (0.7%)
   195     Household Finance Corp.                                                  4.125               12/15/08          192,912
   220     Household Finance Corp.                                                  5.875               02/01/09          230,677
   105     Household Finance Corp.                                                  6.375               10/15/11          114,492
   230     Household Finance Corp.                                                  6.40                06/17/08          243,641
   100     Sovereign Bank (Series CD)                                               4.00                02/01/08           98,863
   195     Washington Mutual Bank                                                   5.50                01/15/13          202,021
   230     Washington Mutual Inc.                                                   8.25                04/01/10          263,749
                                                                                                                     -------------
                                                                                                                        1,346,355
                                                                                                                     -------------
           Tobacco (0.2%)
   265     Altria Group, Inc.                                                       7.00                11/04/13          293,117
   125     Altria Group, Inc.                                                       7.75                01/15/27          147,150
                                                                                                                     -------------
                                                                                                                          440,267
                                                                                                                     -------------
           Trucks/Construction/Farm Machinery (0.3%)
   425     Caterpillar Financial Services Corp. (Series MTNF)                       2.92     +   +      08/20/07          425,730
    70     Caterpillar Financial Services Corp. (Series MTNF)                       3.625               11/15/07           69,216
                                                                                                                     -------------
                                                                                                                          494,946
                                                                                                                     -------------
           Wireless Telecommunications (0.1%)
   135     AT&T Wireless Services, Inc.                                             8.75                03/01/31          184,669
                                                                                                                     -------------

           TOTAL CORPORATE BONDS
             (Cost $34,253,881)                                                                                        34,833,553
                                                                                                                     -------------

           FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
   160     United Mexican States (Mexico)                                       8.375                   01/14/11          183,520
   350     United Mexican States (Mexico) (Series MTN)                          8.30                    08/15/31          410,813
                                                                                                                     -------------

           TOTAL FOREIGN GOVERNMENT OBLIGATIONS
             (Cost $590,965)                                                                                              594,333
                                                                                                                     -------------

           U.S. GOVERNMENT & AGENCIES OBLIGATIONS (39.2%)
 1,300     Federal Home Loan Mortgage Corp.                                     5.125                   11/07/13        1,304,326
 3,135     Federal National Mortgage Assoc.+ (WI)                               4.25                    05/15/09        3,146,885
           U.S. Treasury Bonds
 2,000     .....................................................................5.50                    08/15/28        2,252,658
   510     .....................................................................6.125                   08/15/29          622,559
   200     .....................................................................6.375                   08/15/27          248,672
 7,700     .....................................................................7.625                   02/15/25       10,702,700
 7,100     .....................................................................8.125                   08/15/19-
                                                                                                        08/15/21        9,985,895
           U.S. Treasury Notes
 3,250     .....................................................................1.875                   01/31/06        3,217,503
 1,000     .....................................................................3.50                    11/15/06          999,649

 8,750     .....................................................................3.875                   02/15/13        8,635,848
25,500     .....................................................................4.25                    08/15/13       25,713,180
           U.S. Treasury Strips
 3,980     .....................................................................0.00                    05/15/11-
                                                                                                        02/15/27        1,898,423
11,815     .....................................................................0.00                    08/15/20-
                                                                                                        02/15/27        5,071,982
                                                                                                                     -------------

           TOTAL U.S. GOVERNMENT & AGENCIES OBLIGATIONS
             (Cost $71,224,340)                                                                                        73,800,280
                                                                                                                     -------------

           MORTGAGE-BACKED SECURITIES (1.8%)
           Federal Home Loan Mortgage Corp. PC Gold
   207     .....................................................................6.50                    01/01/31          216,002
   512     .....................................................................7.50                    10/01/29-
                                                                                                        08/01/32          549,211
           Federal National Mortgage Assoc.
   530     .....................................................................6.50                    03/01/32-
                                                                                                        06/01/33          551,790
   311     .....................................................................7.00                    07/01/11-
                                                                                                        05/01/32          327,924
   650     .....................................................................7.50                    08/01/23-
                                                                                                        07/01/32          697,849
   712     .....................................................................8.00                    05/01/24-
           Governmental National Mortgage Assoc.                                                        08/01/31          777,404
   124     .....................................................................7.50                    08/15/25-
                                                                                                        10/15/26          133,535
    72     .....................................................................8.00                    06/15/26-
                                                                                                        07/15/26           78,202
                                                                                                                     -------------
           TOTAL MORTGAGE-BACKED SECURITIES
             (Cost $3,252,601)                                                                                          3,331,917
                                                                                                                     -------------

           ASSET-BACKED SECURITIES (5.8%)
           Finance/Rental/Leasing
   700     American Express Credit Account Master Trust 2002-3 A                3.064        ++         12/15/09          701,832
 1,275     American Express Credit Account Master Trust 2003-3 A                3.064        ++         11/15/10        1,278,654
   236     Asset Backed Funding Certificates 2004-HE1 A1                        3.15         ++         06/25/22          236,517
   425     Capital Auto Receivables Asset Trust 2004-2 A2                       3.35                    02/15/08          420,935
   650     Caterpillar Financial Asset Trust 2005-A A3                          3.90                    02/25/09          649,358
   315     Chase Credit Card Master Trust 2001-4 A                              5.50                    11/17/08          321,666
   300     CIT Equipment Collateral 2004-EF1 A3                                 3.50                    09/20/08          296,286
   300     Citibank Credit Card Issuance Trust 2000-A1 A1                       6.90                    10/15/07          304,780
   475     CNH Equipment Trust 2005-A A3                                        4.02                    04/15/09          474,926
   475     Ford Credit Auto Owner Trust 2005-B A3                               4.17                    01/15/09          476,064
   550     GE Dealer Floorplan Master Note Trust 2004-1 A                       3.04         ++         07/20/08          550,292
   900     Harley-Davidson Motorcycle Trust 2005-1 A2                           3.76                    12/17/12          892,629
   400     Honda Auto Receivables Owner Trust 2005-2 A3                         3.93                    01/15/09          399,288
   140     MBNA Master Credit Card Trust 1999-B A (WI)                          5.90                    08/15/11          148,544
   175     TXU Electric Delivery Trans 2004-1 A2                                4.81                    11/17/14          177,461
   950     USAA Auto Owner Trust 2004-2 A4                                      3.58                    02/15/11          940,445
   900     USAA Auto Owner Trust 2004-3 A3                                      3.16                    02/17/09          890,256
   575     USAA Auto Owner Trust 2005-1 A3                                      3.90                    07/15/09          574,254
   500     Volkswagen Auto Lease Trust 2005-A A3                                3.82                    05/20/08          499,274
   325     Wachovia Auto Owner Trust 2004-B A3                                  2.91                    04/20/09          320,719
   300     World Omni Auto Receivables Trust 2004-A A3                          3.29                    11/12/08          297,539
                                                                                                                     -------------

           TOTAL ASSET-BACKED SECURITIES
             (Cost $10,868,943)                                                                                        10,851,719
                                                                                                                     -------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
           SHORT-TERM INVESTMENTS (2.6%)
           U.S. GOVERNMENT OBLIGATION (a) (0.2%)
 4,436     U.S. Treasury Bill*** (Cost $397,651)                                2.819                   07/14/05           397,714
                                                                                                                     -------------

           REPURCHASE AGREEMENT (2.4%)
   400     Joint repurchase agreement account (dated 04/29/05;
                proceeds $4,437,089) (b) (Cost $4,436,000)                      2.945                   05/02/05         4,436,000
                                                                                                                      -------------

           TOTAL SHORT-TERM INVESTMENTS
             (Cost $4,833,651)                                                                                           4,833,714
                                                                                                                      -------------

           TOTAL INVESTMENTS (Cost $175,064,805) (c) (d)                                                 101.1%        190,242,890

           LIABILITIES IN EXCESS OF OTHER ASSETS                                                          (1.1)         (2,025,642)
                                                                                                    ----------------- -------------

           NET ASSETS                                                                                    100.0%       $188,217,248
                                                                                                    ================= =============

----------------------
   ADR     American Depositary Receipt.
   PC      Participation Certificate.
   WI      Security purchased on a when issued basis.
    *      Non-income producing security.
   **      Resale is restricted to qualified institutional investors.
   ***     A portion of this security has been segregated in connection with open futures contracts in the amount of $353,450.
    +      Security purchased on a forward commitment basis.
   ++      Floating rate security, rate shown is the rate in effect at April 30, 2005.
   (a)     Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
   (b)     Collateralized by federal agency and U.S. Treasury obligations.
   (c)     Securities have been designated as collateral in an amount equal to $53,497,010, in connection with securities purchased on a forward commitment basis and open futures contracts.
   (d)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
           The aggregate gross unrealized appreciation is $16,734,393, and the aggregate gross unrealized depreciation is
           $1,556,308, resulting in net unrealized appreciation of $15,178,085.


FUTURES CONTRACTS OPEN AT APRIL 30, 2005:



                                                                                                                 UNREALIZED
      NUMBER OF                                   DESCRIPTION/DELIVERY               UNDERLYING FACE            APPRECIATION
      CONTRACTS              SHORT                   MONTH AND YEAR                  AMOUNT AT VALUE           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------

         152                 Short                 U.S.Treasury Notes                 ($16,484,876)              ($156,012)
                                                    5 Year June 2005
          58                 Short                 U.S.Treasury Notes                  (12,046,781)                 13,193
                                                    2 Year June 2005
         195                 Short                 U.S.Treasury Bond                   (22,394,531)               (448,456)
                                                   20 Year June 2005
                                                                                                               ------------------

                      Net unrealized depreciation..............................................................  ($591,275)
                                                                                                               ===================


ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 16, 2005

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley
         Balanced Income Fund;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
         circumstances under which such statements were made, not
         misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal
         quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are
         responsible for establishing and maintaining disclosure
         controls and procedures (as defined in Rule 30a-3(c) under the
         Investment Company Act of 1940) for the registrant and have:

         (a)      Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)      Omitted;

         (c)      Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                  conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the
                  filing date of this report, based on such evaluation; and

         (d)      Disclosed in this report any change in the registrant's
                  internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has
                  materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                  reporting; and

5.       The registrant's other certifying officer(s) and I have
         disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)      All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                  reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b)      Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal control over financial reporting.

Date: June 16, 2005

                                             /s/ Ronald E. Robison
                                             Ronald E. Robison
                                             Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley
         Balanced Income Fund;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
         circumstances under which such statements were made, not
         misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal
         quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are
         responsible for establishing and maintaining disclosure
         controls and procedures (as defined in Rule 30a-3(c) under the
         Investment Company Act of 1940) for the registrant and have:

         (a)      Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)      Omitted;

         (c)      Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                  conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the
                  filing date of this report, based on such evaluation; and

         (d)      Disclosed in this report any change in the registrant's
                  internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has
                  materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                  reporting; and

5.       The registrant's other certifying officer(s) and I have
         disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)      All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                  reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b)      Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal control over financial reporting.

Date: June 16, 2005

                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer